Cat Financial Financing Activities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Contractual maturities of outstanding finance receivables
2012	$ 7,816
2013	5,142
2014	3,103
2015	1,825
2016	1,088
Thereafter	1,024
Total amounts due	19,998
Guaranteed Residual value	393
Unguaranteed Residual value	461
Less: Unearned income	(872)
Total	19,980
Retail Installment Contracts
Contractual maturities of outstanding finance receivables
2012	1,771
2013	1,199
2014	772
2015	371
2016	111
Thereafter	19
Total amounts due	4,243
Less: Unearned income	(59)
Total	4,184
Retail finance leases
Contractual maturities of outstanding finance receivables
2012	3,052
2013	2,002
2014	1,070
2015	458
2016	211
Thereafter	125
Total amounts due	6,918
Guaranteed Residual value	393
Unguaranteed Residual value	461
Less: Unearned income	(738)
Total	7,034
Retail Notes
Contractual maturities of outstanding finance receivables
2012	2,993
2013	1,941
2014	1,261
2015	996
2016	766
Thereafter	880
Total amounts due	8,837
Less: Unearned income	(75)
Total	$ 8,762